Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Dec. 31, 2016	Dec. 31, 2015
Contingent credit risk
Current net exposure	SFr 11.8	SFr 15.1
Collateral posted	9.7	12.8
Additional collateral required in a one-notch downgrade event	0.5	1.2
Additional collateral required in a two-notch downgrade event	2.2	3.1
Additional collateral required in a three-notch downgrade event	2.9	4.2
Bilateral counterparties
Contingent credit risk
Current net exposure	10.5	13.2
Collateral posted	9.5	12.3
Additional collateral required in a one-notch downgrade event	0.3	0.7
Additional collateral required in a two-notch downgrade event	1.3	1.8
Additional collateral required in a three-notch downgrade event	1.5	2.1
Special purpose entities
Contingent credit risk
Current net exposure	0.2	0.5
Collateral posted	0.2	0.5
Additional collateral required in a one-notch downgrade event	0.2	0.4
Additional collateral required in a two-notch downgrade event	0.4	0.7
Additional collateral required in a three-notch downgrade event	0.7	1.3
Accelerated terminations
Contingent credit risk
Current net exposure	1.1	1.4
Additional collateral required in a one-notch downgrade event	0.0	0.1
Additional collateral required in a two-notch downgrade event	0.5	0.6
Additional collateral required in a three-notch downgrade event	0.7	0.8
Bank
Contingent credit risk
Current net exposure	11.8	15.1
Collateral posted	9.7	12.8
Additional collateral required in a one-notch downgrade event	0.5	1.2
Additional collateral required in a two-notch downgrade event	2.2	3.1
Additional collateral required in a three-notch downgrade event	2.9	4.2
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	10.5	13.2
Collateral posted	9.5	12.3
Additional collateral required in a one-notch downgrade event	0.3	0.7
Additional collateral required in a two-notch downgrade event	1.3	1.8
Additional collateral required in a three-notch downgrade event	1.5	2.1
Bank | Special purpose entities
Contingent credit risk
Current net exposure	0.2	0.5
Collateral posted	0.2	0.5
Additional collateral required in a one-notch downgrade event	0.2	0.4
Additional collateral required in a two-notch downgrade event	0.4	0.7
Additional collateral required in a three-notch downgrade event	0.7	1.3
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	1.1	1.4
Additional collateral required in a one-notch downgrade event	0.0	0.1
Additional collateral required in a two-notch downgrade event	0.5	0.6
Additional collateral required in a three-notch downgrade event	SFr 0.7	SFr 0.8